SIGNIFICANT ACCOUNTING POLICIES (Cumulative Statement of Cash Flows Adjustments - Adoption of ASC No. 606) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net income	$ 18,409	$ 6,801	$ (5,340)
Increase (decrease) in accrued expenses	(7,206)	19,633	30,149
Increase in other assets and receivables	(4,917)	(9,147)	(2,966)
Decrease (increase) in contract assets	11,029	$ (17,076)	$ (41,713)
Impact of Adoption [Member]
Cash flows from operating activities:
Net income	(1,019)
Increase (decrease) in accrued expenses	(540)
Increase in other assets and receivables	338
Decrease (increase) in contract assets	1,221
Amounts under Topic 606 [Member]
Cash flows from operating activities:
Net income	17,390
Increase (decrease) in accrued expenses	(6,666)
Increase in other assets and receivables	(4,579)
Decrease (increase) in contract assets	$ 12,250